Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
United States	$ 1,115,010	$ 653,622	$ 810,150
Foreign	441,710	657,379	766,548
Income before income taxes	$ 1,556,720	$ 1,311,001	$ 1,576,698